CONSOLIDATED STATEMENTS OF CONDITION (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Held To Maturity Securities Fair Value	$ 94,891	$ 105,110
Realizable Value Of Equity Securities	$ 173,929	$ 165,952
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	885,726	2,006,391
Preferred stock, shares outstanding	885,726	2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	170,000,000	170,000,000
Common Stock Shares Issued	104,508,290	104,392,222
Common Stock Shares Outstanding	84,244,235	95,589,629
Treasury stock	20,264,055	8,802,593